INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit) [Abstract]
Current expense (benefit)	$ 362	$ 200	$ (359)
Deferred expense	9,756	9,128	7,672
Valuation allowance - change in estimate	17	35	(118)
Income tax expense	$ 10,135	9,363	7,195
Statutory federal income tax rate	35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income before income tax	$ 11,515	10,283	8,826
Tax-exempt income	(534)	(434)	(522)
Bank owned life insurance	(477)	(449)	(480)
Share-based compensation	(348)	0	0
Unrecognized tax benefit	(155)	(135)	(595)
Non-deductible meals, entertainment and memberships	46	43	53
Net change in valuation allowance	17	35	(118)
Other, net	71	20	31
Income tax expense	10,135	9,363	7,195
Deferred tax assets [Abstract]
Loss carryforwards	17,131	25,516
Allowance for loan losses	7,104	7,901
Alternative minimum tax credit carry forward	4,064	3,427
Property and equipment	3,143	3,369
Unrealized loss on securities available for sale	1,782	128
Purchase premiums, net	1,460	1,755
Share based payments	1,011	786
Litigation settlement	805	0
Vehicle service contract counterparty contingency reserve	500	21
Unrealized loss on trading securities	486	578
Other than temporary impairment charge on securities available for sale	400	382
Deferred compensation	375	404
Valuation allowance on other real estate	277	592
Non accrual loan interest income	246	232
Reserve for unfunded lending commitments	228	228
Loss reimbursement on sold loans reserve	196	186
Other	1	0
Gross deferred tax assets	39,209	45,505
Valuation allowance	(1,071)	(1,054)
Gross deferred tax assets net of valuation allowance	38,138	44,451
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights	4,785	4,353
Deferred loan fees	490	256
Federal Home Loan Bank stock	45	45
Other	0	162
Gross deferred tax liabilities	5,320	4,816
Deferred tax assets, net	32,818	39,635
Operating loss carryforwards [Abstract]
2031	8,301
2032	37,739
Total	46,040
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	976	1,091	1,672
Additions based on tax positions related to the current year	19	20	18
Reductions due to the statute of limitations	(155)	(135)	(595)
Reductions due to settlements	0	0	(4)
Balance at end of year	840	976	1,091
State income tax expense (benefit)	(100)	(100)	0
Unrecognized tax benefits of effective tax rate	300
Penalties and interest expense	0	0	0
Penalties and interest accrued	0	$ 0	$ 0
Minimum tax credit carryforwards with indefinite lives	$ 4,100
Open tax year	2013